Inventories and Ore on Leach Pads - Schedule of inventory (Details) $ in Thousands	Mar. 31, 2022 USD ($) oz	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) oz
Amount
Materials and supplies | $	$ 4,158	$ 4,376	$ 6,449
Merrill-Crowe process plant | $	0	11	4,810
Carbon-in-column | $	6,028	3,493	299
Finished goods (dor and off-site carbon) | $	948	3,189	1,309
Stockpiles | $		0	0
Total | $	$ 11,134	$ 11,069	$ 12,867
Gold Ounces
Materials and supplies | oz	0	0	0
Merrill-Crowe process plant | oz	0	6	2,587
Carbon-in-column | oz	3,174	2,044	166
Finished goods (dor and off-site carbon) | oz	695	1,799	710
Stockpiles | oz		0	0
Total | oz	3,869	3,849	3,463